Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2010	$ 334,134		$ 448	$ 286,943	$ 46,751	$ (8)
Balance (in shares) at Dec. 31, 2010			44,803,735
Equity-settled share-based payment	112			112
Consolidated net income	505	[1]			505
Cash dividends declared ($0.08 per share in 2013, 0.60 per share in 2012, $0.28 per share in 2011)	(12,545)				(12,545)
Balance at Dec. 31, 2011	322,206		448	287,055	34,711	(8)
Balance (in shares) at Dec. 31, 2011			44,803,735
Equity-settled share-based payment	547			547
Consolidated net income	66,921	[1]			66,921
Cash dividends declared ($0.08 per share in 2013, 0.60 per share in 2012, $0.28 per share in 2011)	(26,882)				(26,882)
Balance at Dec. 31, 2012	362,792		448	287,602	74,750	(8)
Balance (in shares) at Dec. 31, 2012			44,803,735
Shares issued on exercise of options	2,598		5	2,593
Shares issued on exercise of options (in shares)	469,000		469,000
Equity-settled share-based payment	1,536			1,536
Consolidated net income	297	[1]			297
Cash dividends declared ($0.08 per share in 2013, 0.60 per share in 2012, $0.28 per share in 2011)	(3,622)				(3,622)
Cash dividend paid	(211)				(211)
Balance at Dec. 31, 2013	$ 363,390		$ 453	$ 291,731	$ 71,214	$ (8)
Balance (in shares) at Dec. 31, 2013			45,272,735

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.